Policyholder liabilities and unallocated surplus - Determination of bonus rates (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income of the fund:
Investment return	£ 42,189	£ 32,511	£ 3,304
Claims incurred	(71,854)	(60,948)	(30,547)
Earned premiums, net of reinsurance	41,943	36,961	35,506
Other income	2,430	2,370	2,495
Acquisition costs and other expenditure	(10,165)	(8,848)	(8,208)
Share of profits from investment joint ventures	302	182	238
Total tax charge attributable to policyholders and shareholders	(1,580)	(1,291)	(742)
UK | PAC with-profits fund
Net income of the fund:
Investment return	9,985	13,185	3,130
Claims incurred	(8,449)	(7,410)	(6,745)
Movement in policyholder liabilities	(10,011)	(11,824)	(1,307)
Add back policyholder bonuses for the year (as shown below)	2,071	1,934	1,943
Claims incurred and movement in policyholder liabilities (including charge for provision for asset shares and excluding policyholder bonuses)	(16,389)	(17,300)	(6,109)
Earned premiums, net of reinsurance	12,508	9,261	6,507
Other income	35	177	210
Acquisition costs and other expenditure	(1,732)	(1,288)	(1,318)
Share of profits from investment joint ventures	106	22	53
Total tax charge attributable to policyholders and shareholders	(440)	(739)	(148)
Net income of the fund before movement in unallocated surplus	4,073	3,318	2,325
Movement in unallocated surplus	(1,769)	(1,169)	(168)
Surplus for distribution	2,304	2,149	2,157
Surplus for distribution allocated as follows:
- 90% policyholders' bonus (as shown above)	2,071	1,934	1,943
- 10% shareholders' transfers	233	215	214
Surplus for distribution	£ 2,304	£ 2,149	£ 2,157
Percentage of surplus distribution allocated as policyholders' bonus	90.00%	90.00%	90.00%
Percentage of surplus distribution allocated as shareholders' transfers	10.00%	10.00%	10.00%